UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors, L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  028-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

 /s/ Andrew Bluhm     Chicago, Illinois/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $113,411 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     3501    25000 SH  CALL SOLE                                      25000
APPLE INC                      COM              037833100     7493    12500 SH       SOLE                    12500
BAXTER INTL INC                COM              071813109    10462   175000 SH       SOLE                   175000
BP PLC                         SPONSORED ADR    055622104        7    60000 SH  CALL SOLE                                      60000
CAPITALSOURCE INC              COM              14055X102    12405  1879536 SH       SOLE                  1879536
CATERPILLAR INC DEL            COM              149123101       57    20000 SH  CALL SOLE                                      20000
CHINA XINIYA FASHION LTD       SPONSORED ADR    16950W105       72    40000 SH       SOLE                    40000
CURRENCYSHARES EURO TR         EURO SHS         23130C108       76      570 SH       SOLE                      570
CVS CAREMARK CORPORATION       COM              126650100    14336   320000 SH       SOLE                   320000
FAMILY DLR STORES INC          COM              307000109     3164    50000 SH       SOLE                    50000
GOLDMAN SACHS GROUP INC        COM              38141G104      784    75000 SH  CALL SOLE                                      75000
GOLDMAN SACHS GROUP INC        COM              38141G104     1244    10000 SH       SOLE                    10000
GOOGLE INC                     CL A             38259P508      835    22500 SH  CALL SOLE                                      22500
GOOGLE INC                     CL A             38259P508     6412    10000 SH       SOLE                    10000
HARRIS CORP DEL                COM              413875105     4828   107100 SH       SOLE                   107100
ISHARES TR                     BARCLYS 20+ YR   464287432       65      575 SH       SOLE                      575
ISHARES TR                     BARCLYS TIPS BD  464287176       95      806 SH       SOLE                      806
ISHARES TR                     IBOXX INV CPBD   464287242       66      573 SH       SOLE                      573
ISHARES TR                     RUSSELL 2000     464287655     8285   100000 SH       SOLE                   100000
MCKESSON CORP                  COM              58155Q103     8338    95000 SH       SOLE                    95000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      212   200000 SH  PUT  SOLE                                     200000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      213   250000 SH  PUT  SOLE                                     250000
TARGET CORP                    COM              87612E106     1238   150000 SH  CALL SOLE                                     150000
UNION PAC CORP                 COM              907818108    18272   170000 SH       SOLE                   170000
WELLPOINT INC                  COM              94973V107    10701   145000 SH       SOLE                   145000
WELLPOINT INC                  COM              94973V107      250   100000 SH  CALL SOLE                                     100000